Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting
Segment Reporting

Note 19: Segment Reporting

Our reportable segments, which are differentiated by their products and services as well as geographic location, are DIRECTV U.S., Sky Brasil and PanAmericana, which are engaged in acquiring, promoting, selling and distributing digital entertainment programming primarily via satellite to residential and commercial subscribers, and the Sports Networks, Eliminations and Other segment, which includes our three regional sports networks that provide programming devoted to local professional sports teams and college sporting events and locally produce their own programming. Sports Networks, Eliminations and Other also includes the corporate office, eliminations and other entities.

We revised our reportable segments in the first quarter of 2012 and now report Sky Brasil and PanAmericana as segments. We previously reported these segments as the DIRECTV Latin America segment. As discussed in Note 1, the Sky Brasil segment includes our 93% owned subsidiary Sky Brasil Servicos, Ltda. The PanAmericana segment includes the results of our wholly owned subsidiaries that provide services in Argentina, Chile, Colombia, Ecuador, Puerto Rico, Venezuela and certain other countries in the region. Sky Brasil and PanAmericana are now reported as separate segments due to Sky Brasil’s growing significance to DIRECTV’s consolidated results of operations and these segments are reflective of how our Chief Executive Officer currently reviews our operating results.

Selected information for our operating segments is reported as follows:

	External Revenues	Intersegment Revenues	Total Revenues	Operating Profit (Loss)	Depreciation and Amortization Expense	Operating Profit (Loss) Before Depreciation and Amortization(1)
	(Dollars in Millions)
December 31, 2011
DIRECTV U.S.	$21,864	$8	$21,872	$3,702	$1,587	$5,289
Sky Brasil	3,020	—	3,020	542	449	991
PanAmericana	2,076	—	2,076	374	298	672
DIRECTV Latin America	5,096	—	5,096	916	747	1,663
Sports Networks, Eliminations and Other	266	(8)	258	11	15	26
Total	$27,226	$—	$27,226	$4,629	$2,349	$6,978
December 31, 2010
DIRECTV U.S.	$20,261	$7	$20,268	$3,290	$1,926	$5,216
Sky Brasil	2,013	—	2,013	383	298	681
PanAmericana	1,584	—	1,584	240	243	483
DIRECTV Latin America	3,597	—	3,597	623	541	1,164
Sports Networks, Eliminations and Other	244	(7)	237	(17)	15	(2)
Total	$24,102	$—	$24,102	$3,896	$2,482	$6,378
December 31, 2009
DIRECTV U.S.	$18,664	$7	$18,671	$2,410	$2,275	$4,685
Sky Brasil	1,416	—	1,416	239	192	431
PanAmericana	1,462	—	1,462	92	174	266
DIRECTV Latin America	2,878	—	2,878	331	366	697
Sports Networks, Eliminations and Other	23	(7)	16	(68)	(1)	(69)
Total	$21,565	$—	$21,565	$2,673	$2,640	$5,313

(1)                                 Operating profit (loss) before depreciation and amortization, which is a financial measure that is not determined in accordance with GAAP can be calculated by adding amounts under the caption “Depreciation and amortization expense” to “Operating profit (loss).” This measure should be used in conjunction with GAAP financial measures and is not presented as an alternative measure of operating results, as determined in accordance with GAAP. Our management and Board of Directors use operating profit (loss) before depreciation and amortization to evaluate the operating performance of our company and our business segments and to allocate resources and capital to business segments. This metric is also used as a measure of performance for incentive compensation purposes and to measure income generated from operations that could be used to fund capital expenditures, service debt or pay taxes. Depreciation and amortization expense primarily represents an allocation to current expense of the cost of historical capital expenditures and for intangible assets resulting from prior business acquisitions. To compensate for the exclusion of depreciation and amortization expense from operating profit, our management and our Board of Directors separately measure and budget for capital expenditures and business acquisitions.

                                                We believe this measure is useful to investors, along with GAAP measures (such as revenues, operating profit and net income), to compare our operating performance to other communications, entertainment and media service providers. We believe that investors use current and projected operating profit (loss) before depreciation and amortization and similar measures to estimate our current or prospective enterprise value and make investment decisions. This metric provides investors with a means to compare operating results exclusive of depreciation and amortization. Our management believes this is useful given the significant variation in depreciation and amortization expense that can result from the timing of capital expenditures, the capitalization of intangible assets, potential variations in expected useful lives when compared to other companies and periodic changes to estimated useful lives.

The following represents a reconciliation of operating profit before depreciation and amortization to reported net income on the Consolidated Statements of Operations:

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Operating profit before depreciation and amortization	$6,978	$6,378	$5,313
Depreciation and amortization expense	(2,349)	(2,482)	(2,640)
Operating profit	4,629	3,896	2,673
Interest income	34	39	41
Interest expense	(763)	(557)	(423)
Liberty transaction and related gains (charges)	—	67	(491)
Other, net	84	69	34
Income before income taxes	3,984	3,514	1,834
Income tax expense	(1,348)	(1,202)	(827)
Net income	2,636	2,312	1,007
Less: Net income attributable to noncontrolling interests	(27)	(114)	(65)
Net income attributable to DIRECTV	$2,609	$2,198	$942

The following represents additional selected information for our operating segments as of and for the year ended:

	Segment Assets	Capital Expenditures
	(Dollars in Millions)
December 31, 2011
DIRECTV U.S.	$11,796	$1,736
Sky Brasil	2,663	902
PanAmericana	2,601	526
DIRECTV Latin America	5,264	1,428
Sports Networks, Eliminations and Other	1,363	6
Total	$18,423	$3,170
December 31, 2010
DIRECTV U.S.	$11,400	$1,557
Sky Brasil	2,566	468
PanAmericana	2,130	389
DIRECTV Latin America	4,696	857
Sports Networks, Eliminations and Other	1,813	2
Total	$17,909	$2,416
December 31, 2009
DIRECTV U.S.	$12,408	$1,485
Sky Brasil	1,887	284
PanAmericana	1,885	300
DIRECTV Latin America	3,772	584
Sports Networks, Eliminations and Other	2,080	2
Total	$18,260	$2,071

The following table presents revenues earned from subscribers located in different geographic areas. Property is grouped by its physical location.

	Years Ended and As of December 31,
	2011		2010		2009
	Revenues	Net Property & Satellites	Revenues	Net Property & Satellites	Revenues	Net Property & Satellites
	(Dollars in Millions)
United States	$22,310	$5,267	$20,684	$4,987	$18,844	$5,247
Latin America and the Caribbean
Brazil	3,020	1,423	2,013	1,060	1,416	742
Other	1,896	748	1,405	632	1,305	487
Total Latin America and the Caribbean	4,916	2,171	3,418	1,692	2,721	1,229
Total	$27,226	$7,438	$24,102	$6,679	$21,565	$6,476